Additional Information - Summary of Oil and Gas Property Acquistion Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Oil And Gas Property Acquistion Exploration And Development Activities Costs Incurred [Line Items]
Oil and gas properties development costs expenditure	$ 5,128
Oil and gas properties capitalised interest	311
Costs capitalised during the period	$ 5,683	$ 23,991	$ 2,777